Other matters (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Basement Manager [Member]	Dec. 31, 2012 Miami Services [Member]	Jan. 31, 2012 STK-Miami [Member]
Other Matters [Line Items]
Audit settlement amount			$ 43,000
Possible exposure from sales tax audit			390,000
Other expense	684,233	4,811,246		321,000
Interest expense				69,000
Cash consideration received per amended service agreement					$ 5,000,000